Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
2023 PAY VERSUS PERFORMANCE
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income (Loss) ($)	Non-GAAP EBITDA(6) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2023	11,022,072	4,283,137	2,960,737	2,707,080	46.05	86.74	(20,371,000)	137,885,000
2022	7,902,397	(13,263,924)	2,420,898	(2,970,567)	61.70	86.04	5,648,000	192,885,000
2021	8,437,413	23,007,852	3,380,842	7,279,179	220.80	114.41	77,849,000	229,617,000
2020	8,028,508	15,533,481	2,250,868	4,029,011	146.87	127.18	32,194,000	159,388,000

(1)
Mr. Lipps served as the Company’s principal executive officer for the entirety of 2020, 2021, 2022 and 2023, and the Company’s other NEOs for the applicable years were as follows:

2023: Nchacha E. Etta; Corey J. Manley; Peter J. Kuipers; Scott P. Seidelmann; and Christine Mellon.
2022: Peter J. Kuipers; Scott P. Seidelmann; Christine Mellon, Corey J. Manley and Dan S. Johnston.
2021: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Christine Mellon.
2020: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Nhat H. Ngo.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Lipps and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than Mr. Lipps.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Lipps and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not indicative of future stock price performance.

(5)
The TSR Peer Group consists of the NASDAQ Health Care Index, an independently prepared index that includes companies in the healthcare industry.

(6)
As noted in the CD&A, for 2023, the Compensation Committee determined that non-GAAP EBITDA is a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component for the annual performance-based cash bonus awards. Under the annual performance-based cash bonus awards, non-GAAP EBITDA for incentive purposes is defined as earnings before interest income and expense, taxes, depreciation, amortization, and share-based compensation expenses pursuant to ASC Topic 718, as well as excluding certain other non-GAAP adjustments such as acquisition-related expenses, executive transition costs, severance-related expenses, and other items that the Compensation Committee determined were unusual, non-recurring or not reflective of normal operations.

Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Plus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(h)	Compensation Actually Paid
Randall A. Lipps
2023	11,022,072	(9,174,870)	3,031,350	(312,629)	—	164,437	(447,223)	—	4,283,137
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	—	23,007,852
2020	8,028,508	(6,050,819)	9,040,517	4,238,153	—	277,122	—	—	15,533,481
Other NEOs(i)
2023	2,960,737	(1,404,150)	1,408,170	(43,870)	—	72,948	(402,639)	115,884	2,707,080
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	—	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	—	7,279,179
2020	2,250,868	(1,355,693)	1,837,660	1,127,068	101,699	67,408	—	—	4,029,011

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the excess fair value, if any, of modified option awards over the fair value of the original awards as of the modification and which are not otherwise reflected in the other columns in this table.

(i)
See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Non-GAAP EBITDA
Named Executive Officers, Footnote
(1)
Mr. Lipps served as the Company’s principal executive officer for the entirety of 2020, 2021, 2022 and 2023, and the Company’s other NEOs for the applicable years were as follows:

2023: Nchacha E. Etta; Corey J. Manley; Peter J. Kuipers; Scott P. Seidelmann; and Christine Mellon.
2022: Peter J. Kuipers; Scott P. Seidelmann; Christine Mellon, Corey J. Manley and Dan S. Johnston.
2021: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Christine Mellon.
2020: Peter J. Kuipers; Scott P. Seidelmann; Dan S. Johnston; and Nhat H. Ngo.

Peer Group Issuers, Footnote	(5) The TSR Peer Group consists of the NASDAQ Health Care Index, an independently prepared index that includes companies in the healthcare industry.
PEO Total Compensation Amount	$ 11,022,072	$ 7,902,397	$ 8,437,413	$ 8,028,508
PEO Actually Paid Compensation Amount	$ 4,283,137	(13,263,924)	23,007,852	15,533,481
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Plus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(h)	Compensation Actually Paid
Randall A. Lipps
2023	11,022,072	(9,174,870)	3,031,350	(312,629)	—	164,437	(447,223)	—	4,283,137
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	—	23,007,852
2020	8,028,508	(6,050,819)	9,040,517	4,238,153	—	277,122	—	—	15,533,481
Other NEOs(i)
2023	2,960,737	(1,404,150)	1,408,170	(43,870)	—	72,948	(402,639)	115,884	2,707,080
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	—	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	—	7,279,179
2020	2,250,868	(1,355,693)	1,837,660	1,127,068	101,699	67,408	—	—	4,029,011

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the excess fair value, if any, of modified option awards over the fair value of the original awards as of the modification and which are not otherwise reflected in the other columns in this table.

(i)
See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 2,960,737	2,420,898	3,380,842	2,250,868
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,707,080	(2,970,567)	7,279,179	4,029,011
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Adjustments
		Minus	Plus	Plus/(Minus)	Plus	Plus/(Minus)	Minus	Plus	Equals
Year	Summary Compensation Table Total ($)(a)	Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(b)	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(c)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(d)	Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(e)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Fair Value as of Prior Fiscal Year- End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards ($)(h)	Compensation Actually Paid
Randall A. Lipps
2023	11,022,072	(9,174,870)	3,031,350	(312,629)	—	164,437	(447,223)	—	4,283,137
2022	7,902,397	(6,699,022)	1,328,514	(8,414,632)	470,595	(7,851,777)	—	—	(13,263,924)
2021	8,437,413	(6,001,550)	10,175,965	5,991,052	830,085	3,574,887	—	—	23,007,852
2020	8,028,508	(6,050,819)	9,040,517	4,238,153	—	277,122	—	—	15,533,481
Other NEOs(i)
2023	2,960,737	(1,404,150)	1,408,170	(43,870)	—	72,948	(402,639)	115,884	2,707,080
2022	2,420,898	(1,879,383)	326,852	(1,698,012)	131,140	(1,607,035)	(665,026)	—	(2,970,567)
2021	3,380,842	(2,374,967)	3,930,801	1,229,594	363,110	749,800	—	—	7,279,179
2020	2,250,868	(1,355,693)	1,837,660	1,127,068	101,699	67,408	—	—	4,029,011

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.

(b)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the applicable date.

(d)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the excess fair value, if any, of modified option awards over the fair value of the original awards as of the modification and which are not otherwise reflected in the other columns in this table.

(i)
See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
Below is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2023. Please see the CD&A for further information regarding how each of these measures is used in the Company’s executive compensation program.
•
Non-GAAP EBITDA

•
Advanced Services Revenue

•
Free Cash Flow

•
Total Revenue

•
Operational Expenditures

•
Relative Total Shareholder Return

•
Stock Price

Total Shareholder Return Amount	$ 46.05	61.7	220.8	146.87
Peer Group Total Shareholder Return Amount	86.74	86.04	114.41	127.18
Net Income (Loss)	$ (20,371,000)	$ 5,648,000	$ 77,849,000	$ 32,194,000
Company Selected Measure Amount	137,885,000	192,885,000	229,617,000	159,388,000
PEO Name	Mr. Lipps
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP EBITDA
Non-GAAP Measure Description
(6)
As noted in the CD&A, for 2023, the Compensation Committee determined that non-GAAP EBITDA is a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component for the annual performance-based cash bonus awards. Under the annual performance-based cash bonus awards, non-GAAP EBITDA for incentive purposes is defined as earnings before interest income and expense, taxes, depreciation, amortization, and share-based compensation expenses pursuant to ASC Topic 718, as well as excluding certain other non-GAAP adjustments such as acquisition-related expenses, executive transition costs, severance-related expenses, and other items that the Compensation Committee determined were unusual, non-recurring or not reflective of normal operations.

Measure:: 2
Pay vs Performance Disclosure
Name	Advanced Services Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Operational Expenditures
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 7
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,174,870)	$ (6,699,022)	$ (6,001,550)	$ (6,050,819)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,031,350	1,328,514	10,175,965	9,040,517
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(312,629)	(8,414,632)	5,991,052	4,238,153
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		470,595	830,085
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,437	(7,851,777)	3,574,887	277,122
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(447,223)
PEO | Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,404,150)	(1,879,383)	(2,374,967)	(1,355,693)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,408,170	326,852	3,930,801	1,837,660
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,870)	(1,698,012)	1,229,594	1,127,068
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		131,140	363,110	101,699
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,948	(1,607,035)	749,800	67,408
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(402,639)	(665,026)
Non-PEO NEO | Changes in Fair Value to Reflect Excess Fair Value Resulting From Modifications to Stock Option and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 115,884